Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 06, 2019
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 06, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 06, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
HARTFORD MULTI-ASSET INCOME FUND | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HAFAX
HARTFORD MULTI-ASSET INCOME FUND | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HAICX
HARTFORD MULTI-ASSET INCOME FUND | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HAFIX
HARTFORD MULTI-ASSET INCOME FUND | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HAFRX
HARTFORD MULTI-ASSET INCOME FUND | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HAFSX
HARTFORD MULTI-ASSET INCOME FUND | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HAFTX
HARTFORD MULTI-ASSET INCOME FUND | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HAFYX
HARTFORD MULTI-ASSET INCOME FUND | Class F
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HAFDX
HARTFORD MULTI-ASSET INCOME FUND | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HAFVX
THE HARTFORD GLOBAL ALL-ASSET FUND | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLAAX
THE HARTFORD GLOBAL ALL-ASSET FUND | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLACX
THE HARTFORD GLOBAL ALL-ASSET FUND | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLAIX
THE HARTFORD GLOBAL ALL-ASSET FUND | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLARX
THE HARTFORD GLOBAL ALL-ASSET FUND | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLASX
THE HARTFORD GLOBAL ALL-ASSET FUND | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLATX
THE HARTFORD GLOBAL ALL-ASSET FUND | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLAYX
THE HARTFORD GLOBAL ALL-ASSET FUND | Class F
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLAFX
THE HARTFORD GLOBAL ALL-ASSET FUND | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLAUX